Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Borrowings
26	Borrowings

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loan	1,548,000	1,559,800

Credit loans due over one year but within three years
- Long-term borrowing from a related party (note 33(c))	—	700,000

	1,548,000	2,259,800

(a)	The analysis of the repayment schedule of borrowings are as follows:

	2020	2021
	RMB’000	RMB’000
Within 1 year or on demand	1,548,000	1,559,800

Over one year but within two years	—	—
Over two years but within three years	—	700,000

	1,548,000	2,259,800

The weighted average interest rate for the Group’s short-term bank loan was 2.74% as at 31 December 2021 (2019: 3.35%, 2020: 2.79%,). The interest rate of the Group’s long-term borrowings was 1.08% as at 31 December 2021 ( 2019: Nil, 2020: Nil).
As at 31 December 2020 and 31 December 2021, no borrowings were secured by property, plant and equipment.